Organization and Business Description (Details) - Schedule of Balance Sheet of the UFG Entities - Variable Interest Entity [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Balance Sheet of the UFG Entities [Abstract]
Current assets	$ 10,806,361	$ 8,637,907
Non-current assets	4,879,159	4,765,561
Total assets	15,685,520	13,403,468
Current liabilities	9,092,890	7,730,323
Non-current liabilities	1,521,254	1,655,365
Total liabilities	$ 10,614,144	$ 9,385,688